Allowance For Loan Losses (Schedule Of Credit Quality Indicators) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Total	$ 2,652,066	$ 2,606,197
Commercial, Industrial, And Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,169,379	1,205,350
Commercial And Industrial
Financing Receivable, Recorded Investment [Line Items]
Total	132,641	148,302
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	1,036,738	1,057,048
Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	1,294,576	1,204,450
Home equity - junior liens
Financing Receivable, Recorded Investment [Line Items]
Total	145,604	146,090
Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Total	39,705	46,402
DDA Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total	2,802	3,905
Pass | Commercial, Industrial, And Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,099,397	1,116,186
Pass | Commercial And Industrial
Financing Receivable, Recorded Investment [Line Items]
Total	120,905	141,818
Pass | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	978,492	974,368
Special Mention | Commercial, Industrial, And Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	15,864	20,720
Special Mention | Commercial And Industrial
Financing Receivable, Recorded Investment [Line Items]
Total	761	648
Special Mention | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	15,103	20,072
Substandard | Commercial, Industrial, And Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	53,266	67,555
Substandard | Commercial And Industrial
Financing Receivable, Recorded Investment [Line Items]
Total	10,575	5,416
Substandard | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	42,691	62,139
Doubtful | Commercial, Industrial, And Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	852	889
Doubtful | Commercial And Industrial
Financing Receivable, Recorded Investment [Line Items]
Total	400	420
Doubtful | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	$ 452	$ 469